intangible assets and goodwill (Tables)	6 Months Ended
Jun. 30, 2020
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,								Total
		related customer		Access to	Assets			Total		intangible
		relationships and		rights-of-way	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base [1]	Software	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2020		$1,032	$5,870	$135	$254	$7,291	$9,937	$17,228	$5,673	$22,901
Additions		—	42	1	281	324	—	324	—	324
Additions arising from business acquisitions	(b)	735	20	47	—	802	9	811	772	1,583
Dispositions, retirements and other (including capitalized interest)	9	48	(333)	(29)	—	(314)	17	(297)	—	(297)
Assets under construction put into service		—	232	—	(232)	—	—	—	—	—
Net foreign exchange differences		37	2	—	—	39	—	39	51	90
As at June 30, 2020		$1,852	$5,833	$154	$303	$8,142	$9,963	$18,105	$6,496	$24,601
ACCUMULATED AMORTIZATION
As at January 1, 2020		$285	$4,028	$71	$—	$4,384	$—	$4,384	$364	$4,748
Amortization		97	322	3	—	422	—	422	—	422
Dispositions, retirements and other		(13)	(334)	3	—	(344)	—	(344)	—	(344)
Net foreign exchange differences		12	1	—	—	13	—	13	—	13
As at June 30, 2020		$381	$4,017	$77	$—	$4,475	$—	$4,475	$364	$4,839
NET BOOK VALUE
As at December 31, 2019		$747	$1,842	$64	$254	$2,907	$9,937	$12,844	$5,309	$18,153
As at June 30, 2020		$1,471	$1,816	$77	$303	$3,667	$9,963	$13,630	$6,132	$19,762
(1)	The opening balance of software and goodwill have been adjusted as set out in (c).
(2)	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Individually
	Competence	immaterial
	Call Center	transactions	Total [1]
Assets
Current assets
Cash	$90	$1	$91
Accounts receivable [2]	64	2	66
Other	2	1	3
	156	4	160
Non-current assets
Property, plant and equipment
Owned assets	21	2	23
Right-of-use lease assets	40	2	42
Intangible assets subject to amortization [3]	754	48	802
Intangible assets with indefinite lives	—	9	9
Other	2	—	2
	817	61	878
Total identifiable assets acquired	973	65	1,038
Liabilities
Current liabilities
Accounts payable and accrued liabilities	42	4	46
Income and other taxes payable	65	—	65
Advance billings and customer deposits	—	5	5
Current maturities of long-term debt	11	5	16
	118	14	132
Non-current liabilities
Long-term debt	214	1	215
Deferred income taxes	218	10	228
	432	11	443
Total liabilities assumed	550	25	575
Net identifiable assets acquired	423	40	463
Goodwill	724	48	772
Net assets acquired	$1,147	$88	$1,235
Acquisition effected by way of:
Cash consideration	$1,147	$84	$1,231
Accounts payable and accrued liabilities	—	4	4
	$1,147	$88	$1,235
(1)

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

(2)

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

(3)

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over periods of 10 years; software is expected to be amortized over periods of 3-5 years.

Schedule of pro forma information of business acquisition operating results

	Three months		Six months
Periods ended June 30, 2020 (millions except per share amounts)	As reported [1]	Pro forma [2]	As reported [1]	Pro forma [2]
Operating revenues	$3,728	$3,730	$7,422	$7,475
Net income	$315	$315	$668	$668
Net income per Common Share *
Basic	$0.23	$0.23	$0.51	$0.51
Diluted	$0.23	$0.23	$0.51	$0.51
(1)

Operating revenues and net income for the three-month period ended June 30, 2020, include: $141 and $9, respectively, in respect of Competence Call Center. Operating revenues and net income (loss) for the six-month period ended June 30, 2020, include: $226 and $(11), respectively, in respect of Competence Call Center.

(2)

Pro forma amounts for the three-month and six-month periods ended June 30, 2020, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).